Acquisitions, Development and Divestitures (Anticipated Divestitures Discontinued Operations) (Detail) $ in Millions		1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended
		Nov. 30, 2014 USD ($) Facility MW	Mar. 31, 2016 USD ($) MW	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Components of Discontinued Operations
Income tax expense							$ 109		$ 17		$ 27
Income (Loss) from Discontinued Operations (net of income taxes)				$ (61)	$ 10		223		32		46
Holtwood and Lake Wallenpaupack Hydroelectric Projects | Forecast | Disposal Group Held for Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price of disposal group			$ 860
Capacity of facility sold | MW			308
Talen Ironwood Holdings, LLC | Forecast | Disposal Group Held for Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price of disposal group			$ 654
Capacity of facility sold | MW			660
Repayments of indebtedness			$ 41
C.P. Crane, LLC | Forecast | Disposal Group Held for Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of facility sold | MW			402
Sapphire
Components of Discontinued Operations
Operating revenues				44
Operating expenses				34
Impairment	[1]			109
Income (loss) before income taxes				(99)
Income tax expense				38
Income (Loss) from Discontinued Operations (net of income taxes)				$ (61)
Talen Montana Hydro Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of facility sold | MW		633
Components of Discontinued Operations
Operating revenues					103		117		139		154
Income (loss) before income taxes					20	[2]	332		49		73
Income (Loss) from Discontinued Operations (net of income taxes)					10	[2]	223		32		46
Interest expense					$ 6	[3]	$ 9	[4]	$ 12	[4]	$ 10	[4]
Divestitures - Talen Montana Hydro Sale
Agreed upon sales price for disposal of hydroelectric facilities owned by PPL Montana		$ 900
Number of hydroelectric facilities owned by PPL Montana to be sold | Facility		11

[1]	See Notes 12 and 14 for additional information on this non-cash charge.
[2]	Includes an impairment charge related to the Kerr Dam Project. See Note 12 for additional information on this non-cash charge.
[3]	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
[4]	Represents allocated interest expense based upon the discontinued operations share of the net assets of PPL Energy Supply.